ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF TOTAL NUMBER OF COMMON SHARES

	March 31, 2023	March 31, 2022

Shares used in computation of basic earnings per share for the periods ended	677,200	126,760
Total dilutive effect of outstanding stock awards or common stock equivalents	1,062,760	30,200
Shares used in computation of fully diluted earnings per share for the periods ended March 31, 2023 and March 31, 2022, respectively	1,739,960	156,960

Net income (loss)	$(227,055)	$(2,628,237)
Fully diluted income (loss) per share	$(0.13)	$(16.74)

	December 31, 2022	December 31, 2021

Shares used in computation of basic earnings per share for the year ended	298,760	50,320
Total dilutive effect of outstanding stock awards or common stock equivalents	674,560	27,280
Shares used in computation of fully diluted earnings per share for the year ended	973,320	77,600

Net income (loss)	$(7,143,153)	$(6,098,944)
Fully diluted income (loss) per share	$(7.34)	$(78.59)